Related Parties	12 Months Ended
Dec. 31, 2024
Related Parties
Related Parties
20.	Related Parties

The principal transactions carried out by the Group with related parties, including affiliated companies, equity investees, stockholders and entities in which stockholders have an equity interest, for the years ended December 31, 2024, 2023 and 2022, were as follows:

	2024		2023		2022
Revenues, other income and interest income:
Royalties (a)	Ps.	111,766	Ps.	—	Ps.	660,842
Programming production and transmission rights (b)		1,312,319		1,516,369		1,453,105
Telecom services (c)		650,197		466,957		205,591
Administrative services (d)		220,027		73,430		105,127
Advertising (e)		1,659,121		1,902,307		1,854,152
Interest income (f)		540,488		685,098		618,921
Lease (i)		529,716		412,329		408,893
	Ps.	5,023,634	Ps.	5,056,490	Ps.	5,306,631
Costs and expenses:
Donations	Ps.	30,000	Ps.	30,000	Ps.	26,229
Advertising		167,079		266,834		297,497
Administrative services (d)		83,870		66,597		125,053
Interests expense		12,798		—		—
Technical services (g)		—		299,192		391,896
Programming production, transmission rights and telecom (h)		4,412,001		5,176,944		4,499,464
	Ps.	4,705,748	Ps.	5,839,567	Ps.	5,340,139

(a)	Through January 31, 2022, the Group received royalties from Univision for programming provided pursuant to an amended PLA, pursuant to which Univision had the right to broadcast certain Group’s content in the United States. The amended PLA was terminated by the parties on January 31, 2022, in conjunction with the TelevisaUnivision Transaction. The amended PLA and the TelevisaUnivision Transaction included a provision for certain yearly minimum guaranteed advertising, with a value of U.S.$10.6 million (Ps.180,331) and U.S.$10.8 million (Ps.211,829), for the fiscal years 2023 and 2022, respectively, to provide by Univision, at no cost, for the promotion of certain businesses of the Group’s former Other Businesses segment. This advertising did not have commercial substance for the Group, as it was related to activities that were considered ancillary to Group’s normal operations in the United States. In 2024, royalties are included for use of brands provided to Ollamani (see Notes 3, 9 and 10).
(b)	Services rendered to Univision in 2024, 2023 and 2022. From 2022 include transmission costs of concession rights owned by the Group.
(c)	Services provided to Ollamani in 2024, to Univision in 2024, 2023 and 2022, and to a subsidiary of AT&T in 2023 and 2022. Until June 2024, AT&T was a related party (see Note 3).
(d)	The Group receives revenue from and is charged by affiliates for various services, such as: property and equipment rental, security and other services, at rates which are negotiated. The Group provides management services to affiliates, which reimburse the Group for the incurred payroll and related expenses. Includes administrative services to Triton, certain TelevisaUnivision and Ollamani companies.
(e)	In 2024, 2023 and 2022 the Cable and Sky segments recognized advertising revenue from TelevisaUnivision.
(f)	In 2024, 2023 and 2022, included interest income from GTAC and Televisa, S. de R.L. de C.V., the latter in connection with a long-term credit agreement with the Company, as described below.
(g)	In 2023 and 2022, Sky received services from a subsidiary of AT&T for play-out, uplink and downlink of signals.
(h)	Paid mainly to Univision and GTAC in 2022. The Group paid royalties to Univision for programming provided pursuant to a Mexico License Agreement, under which the Group had the right to broadcast certain Univision content in Mexico for the same term as that of the PLA. The Group paid these royalties through January 31, 2022, as a result of the TelevisaUnivision Transaction, which was closed on that date (see Notes 3, 9 and 10). It also included payments for telecom services to GTAC, payments for transmission rights to AT&T in 2023 and 2022, and the cost of programming of TelevisaUnivision for the Cable and Sky segments in 2024, 2023 and 2022.
(i)	Includes operating lease agreements with certain companies of TelevisaUnivision, Ollamani and Tritón.

Other transactions with related parties carried out by the Group in the normal course of business include the following:

(1)	Two Mexican banks have made loans to the Group. Some members of the Company’s Board serve or have served as Board members of these banks.
(2)	Several other current members of the Company’s Board serve as members of the Boards and/or are stockholders of other companies, some of which purchased advertising services from the Group in connection with the promotion of their respective products and services.
(3)	During 2024, 2023 and 2022, a professional services firm in which the current Secretary of the Company’s Board maintains an interest, provided legal advisory services to the Group in connection with various corporate matters. Total fees for such services amounted to Ps.38,110, Ps.31,168 and Ps.16,861, respectively.
(4)	During 2024, 2023 and 2022, a professional services firm in which two current directors of the Company maintain an interest provided finance advisory services to the Group in connection with various corporate matters. Total fees for such services amounted to Ps.18,815, Ps.17,068 and Ps.18,021, respectively.
(5)	In 2024, 2023 and 2022, the Group entered into contracts leasing office space directly or indirectly from certain of our directors and officers for an aggregate annual amount of Ps.27,743, Ps.32,263 and Ps.25,320, respectively.

During 2024, 2023 and 2022, the Group paid to its directors, alternate directors and officers an aggregate compensation of Ps.527,596, Ps.692,869 and Ps.963,254, respectively, for services in all capacities. This compensation included certain amounts related to the use of assets and services of the Group, as well as travel expenses reimbursed to directors and officers. Projected benefit obligations related to the Group’s directors, alternate directors and officers amounted to Ps.228,912, Ps.206,851 and Ps.178,340 as of December 31, 2024, 2023 and 2022, respectively. Cumulative contributions made by the Group to the pension and seniority premium plans on behalf of these directors and officers amounted to Ps.78,808, Ps.75,479 and Ps.64,042 as of December 31, 2024, 2023 and 2022, respectively. In addition, the Group has made conditional sales of the Company’s CPOs to its directors and officers under the LTRP.

In 2021, the Group established a deferred compensation plan for certain key officers of its Cable segment, which would be payable if certain revenue and income targets (as defined by the five-year plan) were met. The present value of this long-term employee benefit obligation as of December 31, 2022, amounted to Ps.337,450 and was presented in other long-term liabilities in the Group’s consolidated statement of financial position as of that date, and the related service net cost for the year ended December 31, 2022, amounted to Ps.129,810, and was classified in other expense, net, in the Group’s consolidated statement of income for the year ended on that date. In the fourth quarter of 2023, the Group’s management decided to substitute this deferred compensation plan for a compensation to key officers to be paid if specific objectives are met on an annual basis, as a part of a continuing cost reduction plan, and recognized a cancellation of the deferred compensation plan liability as other income in the Group’s consolidated statement of income for the year ended December 31, 2023 (see Note 22).

The balances of receivables and payables between the Group and related parties as of December 31, 2024 and 2023, were as follows:

	2024		2023
Current receivables:
Televisa, S. de R.L. de C.V. (“Televisa”) (1) (2)	Ps.	200,156	Ps.	1,044,105
Ollamani		30,179		—
Televisa Producciones, S.A. de C.V. (1)		24,020		182,218
ECO Producciones, S.A. de C.V. (1)		11,012		11,188
Tritón Comunicaciones, S.A. de C.V.		20,803		20,136
TelevisaUnivision		6,837		125,903
Cadena de las Américas, S.A. de C.V. (1)		—		8,273
Other		46,546		58,415
	Ps.	339,553	Ps.	1,450,238

Non-current receivables:
Televisa (1) (3)	Ps.	3,293,463	Ps.	4,630,459

Current payables:
Televisa (1) (2)	Ps.	195,820	Ps.	497,452
AT&T		—		29,384
TelevisaUnivision		—		14,024
Desarrollo Vista Hermosa, S.A. de C.V. (1)		—		7,631
Ollamani		4,841		—
Other		1,753		30,532
	Ps.	202,414	Ps.	579,023

(1)	An indirect subsidiary of TelevisaUnivision.
(2)	Receivables from Televisa included cost of transmission as of December 31, 2024 and 2023. Through December 31, 2023, receivables from Televisa were related primarily to transmission rights. Payables to Televisa were related primarily to programming services for our Cable and Sky segments.
(3)	In January 2022, Televisa entered into a long-term credit agreement with the Company in the principal amount of Ps.5,738,832, with a fixed annual interest rate of 10.2% through October 2023, and 12.8% thereafter. Under the terms of this agreement, principal and interest are payable at maturity on April 30, 2026, and prepayments of principal can be made by debtor at any time without any penalty . In 2023 and 2024, Televisa made prepayments of principal in the amounts of Ps.2,374,640 and Ps.1,817,076, respectively. During the years 2024 and 2023, amounts receivable from Televisa in connection with this long-term credit amounted to Ps.3,293,463 and Ps.4,630,459, respectively.

In connection with the TelevisaUnivision Transaction closed on January 31, 2022, the Group recognized as deferred revenue a prepayment made by TelevisaUnivision in the aggregate amount of U.S.$276.2 million (Ps.5,729,377), for the use of concession rights owned by the Group over a period ending in January 2042. The current and non-current portions of this deferred revenue amounted to Ps.287,667 and Ps.4,602,679, and Ps.287,667 and Ps.4,890,347, as of December 31, 2024 and 2023, respectively (see Notes 2 and 3).

All significant current account balances included in amounts due from related parties bear interest. In 2024 and 2023, the Group charged average interest rates of 12.0 % and 12.6%, respectively. Advances and receivables are short-term in nature; however, these current accounts do not have specific due dates.

In 2012, a subsidiary of the Company entered into an amended lease contract with GTAC for the right to use certain capacity in a telecommunication network. This amended lease agreement contemplates annual payments to GTAC in the amount of Ps.41,400 through 2029, with an annual interest rate of the lower of TIIE plus 122 basis points or 6% (see Notes 10, 11 and 14).